Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Schedule of Property Plant and Equipment

A continuity of property, plant and equipment for the year ended March 31, 2019, is as follows:

COST
				Transfers/
	Balance at		Additions	disposals/	Balance at
	March 31,		from	exchange	March 31,
	2018	Additions	acquisitions	differences	2019

Buildings and greenhouses	$71,862	$86,545	$17,402	$186,149	$361,958
Production and warehouse equipment	28,931	32,615	6,401	107,378	175,325
Leasehold improvements	22,482	2,912	1,114	5,756	32,264
Land	8,216	18,720	4,496	6,249	37,681
Computer equipment	6,241	3,126	219	9,642	19,228
Office and lab equipment	3,101	5,758	8,622	6,014	23,495
Assets in process	176,998	626,342	14,097	(325,715)	491,722

Total	$317,831	$776,018	$52,351	$(4,527)	$1,141,673

ACCUMULATED DEPRECIATION
			Transfers/
	Balance at		disposals/	Balance at
	March 31,		exchange	March 31,
	2018	Depreciation	differences	2019

Buildings and greenhouses	$5,364	$6,582	$1,150	$13,096
Production and warehouse equipment	2,736	14,898	(137)	17,497
Leasehold improvements	3,452	2,245	(200)	5,497
Computer equipment	1,900	3,227	-	5,127
Office and lab equipment	697	3,110	309	4,116

Total	14,149	30,062	1,122	45,333

Net book value	$303,682			$1,096,340

A continuity of property, plant and equipment for the year ended March 31, 2018, is as follows:

COST
				Transfers/
	Balance at		Additions	disposals/	Balance at
	March 31,		from	exchange	March 31,
	2017	Additions	acquisitions	differences	2018

Buildings and greenhouses	$47,231	$3,905	$-	$20,726	$71,862
Production and warehouse equipment	11,132	4,649	468	12,682	28,931
Leasehold improvements	17,155	338	-	4,989	22,482
Land	2,143	5,728	345	-	8,216
Computer equipment	4,181	1,219	-	841	6,241
Office and lab equipment	1,706	974	109	312	3,101
Assets in process	19,302	201,509	5,164	(48,977)	176,998

Total	102,850	218,322	6,086	(9,427)	317,831

ACCUMULATED DEPRECIATION
			Transfers/
	Balance at		disposals/	Balance at
	March 31,		exchange	March 31,
	2017	Depreciation	differences	2018

Buildings and greenhouses	$2,559	$3,086	$(281)	$5,364
Production and warehouse equipment	1,038	2,545	(847)	2,736
Leasehold improvements	1,930	1,510	12	3,452
Computer equipment	889	1,043	(32)	1,900
Office and lab equipment	164	541	(8)	697

Total	6,580	8,725	(1,156)	14,149

Net book value	$96,270			$303,682